Share Capital and Capital Surplus and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Issued shares	214,790,053	218,833,144
Treasury shares	1,903,711	6,133,414	801,091
Outstanding shares	212,886,342	212,699,730	218,032,053	217,582,152